PGIM Jennison Financial Services Fund
Schedule of Investments as of August 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks
Asset Management & Custody Banks 10.2%
Ares Management Corp. (Class A Stock)	15,467	$1,599,906
AssetMark Financial Holdings, Inc.*	37,250	1,076,153
Blackstone, Inc.	16,529	1,758,190
Bridge Investment Group Holdings, Inc. (Class A Stock)	94,362	951,169
KKR & Co., Inc.	107,973	6,781,784
		12,167,202
Consumer Finance 5.3%
American Express Co.	39,877	6,300,167
Diversified Banks 17.7%
Bank of America Corp.	188,557	5,405,929
JPMorgan Chase & Co.	75,374	11,029,476
PNC Financial Services Group, Inc. (The)	38,024	4,590,638
		21,026,043
Financial Exchanges & Data 5.5%
Moody’s Corp.	15,092	5,082,986
S&P Global, Inc.	3,654	1,428,202
		6,511,188
Insurance Brokers 6.7%
Marsh & McLennan Cos., Inc.	24,974	4,869,680
Ryan Specialty Holdings, Inc.*	64,539	3,146,276
		8,015,956
Investment Banking & Brokerage 7.0%
Goldman Sachs Group, Inc. (The)	21,242	6,961,216
Houlihan Lokey, Inc.	12,564	1,323,492
		8,284,708
Life & Health Insurance 4.9%
MetLife, Inc.	91,964	5,825,000
Mortgage REITs 1.0%
Ladder Capital Corp., REIT	113,524	1,244,223

PGIM Jennison Financial Services Fund
Schedule of Investments as of August 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Other Diversified Financial Services 3.8%
Apollo Global Management, Inc.	51,864	$4,529,802
Property & Casualty Insurance 8.5%
Axis Capital Holdings Ltd.	45,783	2,511,655
Chubb Ltd.	37,492	7,531,018
		10,042,673
Regional Banks 9.1%
East West Bancorp, Inc.	21,727	1,202,372
Eastern Bankshares, Inc.	75,574	1,017,226
Enterprise Financial Services Corp.	15,121	585,334
First Bancorp	13,942	413,241
Pinnacle Financial Partners, Inc.	17,868	1,189,294
Truist Financial Corp.	154,488	4,719,608
Wintrust Financial Corp.	12,385	961,200
WSFS Financial Corp.	17,885	702,881
		10,791,156
Reinsurance 2.3%
RenaissanceRe Holdings Ltd. (Bermuda)	14,549	2,733,612
Transaction & Payment Processing Services 16.9%
FleetCor Technologies, Inc.*	21,485	5,838,119
Mastercard, Inc. (Class A Stock)	16,675	6,880,772
Visa, Inc. (Class A Stock)(a)	29,897	7,345,095
		20,063,986

Total Long-Term Investments (cost $83,281,447)		117,535,716

Short-Term Investments 7.4%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	1,544,444	1,544,444

PGIM Jennison Financial Services Fund
Schedule of Investments as of August 31, 2023 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $7,288,106; includes $7,284,800 of cash collateral for securities on loan)(b)(wi)	7,292,479	$7,288,833

Total Short-Term Investments (cost $8,832,550)		8,833,277

TOTAL INVESTMENTS 106.3% (cost $92,113,997)		126,368,993
Liabilities in excess of other assets (6.3)%		(7,509,139)

Net Assets 100.0%		$118,859,854

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,124,720; cash collateral of $7,284,800 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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